Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of undiscounted cash payment

The undiscounted cash payments for each of the next five years as of December 31, 2020 is:

(In thousands)
2021	1,998
2022	28
Total undiscounted payments	2,026
Less: effect of discounting	(38)
Discounted lease liabilities	1,988

The undiscounted cash payments for each of the next five years as of December 31, 2021 is:

(In thousands)
2022	19
2023	7
Total undiscounted payments	26
Less: effect of discounting	(1)
Discounted lease liabilities	25

Bandwidth Purchase Commitments [Member]
Schedule of undiscounted cash payment

(In thousands)	December 31, 2021
2022	4,410

Capital commitments [Member]
Schedule of undiscounted cash payment

(In thousands)	December 31, 2021
2022	17,993
2023 and after	298
18,291